Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 305	¥ 235
Debt securities issued by SPEs with an initial fair value	270	92
Cash inflows from third parties on the sale of debt securities	330	78
Cumulative balance of financial assets transferred to SPEs	5,195		¥ 6,747
Retained interests	151		¥ 160
Interests held in SPEs	¥ 13	¥ 13